Warrants - Schedule of Common Stock Share Purchase Warrants Outstanding and Exercisable (Details) - $ / shares		3 Months Ended		12 Months Ended
	Aug. 02, 2023	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 21, 2023	Dec. 31, 2022
Class of Warrant or Right [Line Items]
Outstanding		17,732,764	17,680,187	17,732,764	22,518,894		19,633,911
Exercise Price	$ 1	$ 1.21	$ 1.21	$ 1.21	$ 1.35	$ 1	$ 1.18
Remaining life (years)	6 years 10 months 28 days
Expiry Date	Jun. 30, 2030
Exercise Price One
Class of Warrant or Right [Line Items]
Outstanding		7,537,313		7,537,313	4,838,707
Exercise Price		$ 1.5		$ 1.5	$ 1.24
Remaining life (years)		1 year 29 days		1 year 3 months 29 days	2 months 26 days
Expiry Date		Apr. 29, 2026		Apr. 29, 2026	Mar. 28, 2024
Exercise Price Two
Class of Warrant or Right [Line Items]
Outstanding		10,195,451		10,195,451	7,537,313
Exercise Price		$ 1		$ 1	$ 1.5
Remaining life (years)		5 years 3 months		5 years 6 months	2 years 3 months 29 days
Expiry Date		Jun. 30, 2030		Jun. 30, 2030	Apr. 29, 2026
Exercise Price Three
Class of Warrant or Right [Line Items]
Outstanding			7,537,313		10,142,874
Exercise Price			$ 1.5		$ 1
Remaining life (years)			2 years 3 months 29 days		6 years 6 months
Expiry Date			Apr. 29, 2026		Jun. 30, 2030
Exercise Price Four
Class of Warrant or Right [Line Items]
Outstanding			10,142,874
Exercise Price			$ 1
Remaining life (years)			6 years 6 months
Expiry Date			Jun. 30, 2030